Share-based payment arrangements - Long term incentive plan 2018 (Cash-settled) (Details) - Phantom Share Units (PSUs) - shares			12 Months Ended
	Feb. 09, 2017	Feb. 02, 2016	Dec. 31, 2018	Feb. 16, 2018
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%	33.30%
Long Term Incentive Plan 2018 | Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks granted (in shares)				154,432
Third anniversary | Long Term Incentive Plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Third anniversary | Long Term Incentive Plan 2018 | Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			3 years
Second anniversary | Long Term Incentive Plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Second anniversary | Long Term Incentive Plan 2018 | Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			2 years
Fourth anniversary | Long Term Incentive Plan 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Fourth anniversary | Long Term Incentive Plan 2018 | Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Vesting period			4 years